SUPPLEMENT TO THE PROSPECTUS
The date of this supplement is February 15, 2018.

MFS® Strategic Income Portfolio
Initial Class & Service Class Shares

Effective March 1, 2018, the section entitled "Portfolio Manager(s)" beneath the main heading entitled "Summary of Key Information" is replaced in its entirety as follows:
Portfolio Manager	Since	Title
Joshua Marston	2015	Investment Officer of MFS
William Adams	2011	Chief Investment Officer- Global Fixed Income of MFS
Ward Brown	2013	Investment Officer of MFS
Philipp Burgener	2017	Investment Officer of MFS
David Cole	2011	Investment Officer of MFS
Alexander Mackey	2017	Investment Officer of MFS
Robert Persons	2005	Investment Officer of MFS
Matt Ryan	2005	Investment Officer of MFS
Michael Skatrud	March 2018	Investment Officer of MFS
As of September 1, 2018 William Adams will no longer be a portfolio manager of the fund.

Effective March 1, 2018, the section entitled "Portfolio Manager(s)" beneath the main heading entitled "Management of the Fund" is replaced in its entirety as follows:
Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund's SAI.

Portfolio Manager	Primary Role	Five Year History
Joshua Marston	Lead Portfolio Manager	Employed in the investment area of MFS since 1999
William Adams	Below Investment Grade Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2009
Ward Brown	Emerging Markets Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2005
Philipp Burgener	Structured Securities Portfolio Manager	Employed in the investment area of MFS since 2003
David Cole	Below Investment Grade Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2004
Alexander Mackey	Investment Grade Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2001
Robert Persons	Investment Grade Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2000
Matt Ryan	Emerging Markets Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 1997
Michael Skatrud	Below Investment Grade Debt Instruments Portfolio Manager	Employed in the investment area of MFS since May 2013; High Yield analyst at Columbia Management from June 2009 to April 2013
As of September 1, 2018, William Adams will no longer be a portfolio manager of the fund.

1033612 1                                                                                                      SIS-SUP-I-021518